UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  9/30/05

Check here if Amendment [  ]; Amendment          Number:  ___

This Amendment (Check only one.):                [  ] is a restatement.
                                                 [  ] adds new holdings
                                                      entries.
Institutional Investment Manager Filing this Report:

Name:        Robshaw & Julian Associates, Inc.

Address:     6255 Sheridan Drive, Suite 400,
             Williamsville, New York 14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. Julian
Title:     Vice President
Phone:     716-633-6555

Signature, Place, and Date of Signing:

James P. Julian            Williamsville, New York                11/04/05

 [Signature]                  [City,  State]                       [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number       Name

28-_7320                   Robshaw & Julian Associates, Inc.




                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $134,377,295


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8451473  251009          x       none        x      0    0
WYETH                          COMMON           983024100  7198687  155580          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  6278251  110708          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5963777  115042          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5454961  173891          x       none        x      0    0
AFLAC INC                      COMMON           1055102    5433644  119948          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  5361903  122362          x       none        x      0    0
ALTRIA                         COMMON           02209s103  5097341   69154          x       none        x      0    0
P&G                            COMMON           742718109  5057073   85050          x       none        x      0    0
BP                             COMMON           556221074  5007324   70675          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5004075   80763          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  4996713  111484          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4793253   89393          x       none        x      0    0
INTEL CORP                     COMMON           458140100  4751386  192754          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4451499   92875          x       none        x      0    0
PFIZER                         COMMON           717081103  4365655  174836          x       none        x      0    0
SUNCOR                         COMMON           867229106  4249206   70200          x       none        x      0    0
DENTSPLY                       COMMON           249030107  4237653   78446          x       none        x      0    0
UPS                            COMMON           911312106  3847085   55650          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3656219   57542          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3395974  131985          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3296475   89700          x       none        x      0    0
TEVA                           COMMON           881624209  3187433   95375          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3127646   25725          x       none        x      0    0
STRYKER                        COMMON           863667101  2802681   56700          x       none        x      0    0
DONALDSON                      COMMON           257651109  2771422   90777          x       none        x      0    0
CISCO                          COMMON           17275R102  2674560  149250          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2333045   71500          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1072358   31605          x       none        x      0    0
3M                             COMMON           88579Y101  1027040   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   958818   22200          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   863185   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   648224   16549          x       none        x      0    0
AGILENT                        COMMON           00846U101   436852   13339          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   412870   17160          x       none        x      0    0
GILLETTE CO.                   COMMON           375766102   349200    6000          x       none        x      0    0
M&T                            COMMON           55261F104   327701    3100          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   297416    4700          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    288879   10984          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   234280    4000          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109   214058    2600          x       none        x      0    0